Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Pay vs Performance Disclosure
Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	For 2023, the Principal Executive Officer (PEO) was our Chief Executive Officer David Bruton Smith and the non-PEO Named Executive Officers were Messrs. Jeff Dyke and Heath R. Byrd. For 2022, 2021 and 2020, the PEO was our Chief Executive Officer David Bruton Smith and the non-PEO Named Executive Officers were Messrs. O. Bruton Smith, Jeff Dyke and Heath R. Byrd. Mr. O. Bruton Smith passed away on June 22, 2022.
Peer Group Issuers, Footnote	(7) Cumulative total shareholder return for all years shown was determined based on a peer group of eight publicly traded retail automotive companies considered as the primary peer group in determining executive compensation for 2023. This peer group is composed of Asbury Automotive Group, Inc., AutoNation, Inc., CarMax, Inc., Carvana Co., Group 1 Automotive, Inc., Lithia Motors, Inc., Penske Automotive Group, Inc. and Rush Enterprises, Inc., and these companies also comprise the Peer Group Index in the performance graph appearing in our 2022 and 2023 Annual Reports to Stockholders. For 2020 and 2021, a peer group of five publicly traded retail automotive companies was considered as the primary peer group in determining executive compensation. The companies considered to be the primary peer group for the executive compensation process in 2020 and 2021 were Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc. and Penske Automotive Group, Inc. which are the same companies included in the Peer Group Index of the performance graph appearing in our Annual Report to Stockholders for such years. We expanded the primary peer group that was considered in determining executive compensation for 2022 based on the peer group report prepared for the Compensation Committee by Willis Towers Watson in late 2021 and did not make any changes to the peer group for 2023. See “—Compensation Discussion and Analysis—2023 Executive Officer Compensation Program” for more information
PEO Total Compensation Amount	$ 7,507,855	$ 7,640,382	$ 6,511,243	$ 5,063,116
PEO Actually Paid Compensation Amount	$ 8,222,968	7,233,206	10,031,514	9,483,387
Adjustment To PEO Compensation, Footnote	The dollar amounts shown represent “compensation actually paid” to our PEO, as determined in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned, realized or received by the PEO for the applicable year. In accordance with SEC rules, the following table sets forth the adjustments made to total compensation shown in the Summary Compensation Table (SCT) for the applicable year to arrive at “compensation actually paid” (CAP) to our PEO for each year:

Year	SCT Total for PEO	Deduction for Grant Date Fair Value Shown in “Stock Awards” Column in SCT	Deduction for Grant Date Fair Value of Option Awards Shown in “Option Awards” Column in SCT	Deduction for Change in Actuarial Present Value Shown in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	Increase for Service Cost for Pension Plans	Increase for Fair Value at Year End of Unvested Equity Awards Granted During Year	Change in Fair Value From Previous Year End to Indicated Year End of Prior Years’ Unvested Equity Awards	Change in Fair Value From Previous Year End to Vesting Date of Prior Years’ Equity Awards That Vested During Year	Deduction of Fair Value as of Previous Year End of Prior Awards Forfeited During Year	Total CAP
2023	$7,507,855	$(4,061,894)	$—	$—	$—	$3,954,261	$601,170	$275,477	$(53,901)	$8,222,968
2022	$7,640,382	$(3,743,432)	$—	$—	$—	$3,708,060	$68,425	$(440,229)	$—	$7,233,206
2021	$6,511,243	$(3,062,716)	$—	$—	$—	$3,406,462	$1,955,347	$1,221,178	$—	$10,031,514
2020	$5,063,116	$—	$(1,906,537)	$—	$—	$6,053,368	$857,628	$(584,188)	$—	$9,483,387

Non-PEO NEO Average Total Compensation Amount	$ 4,911,579	5,506,943	3,913,980	3,402,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,403,142	4,975,779	8,877,971	6,518,071
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown represent average “compensation actually paid” to the Named Executive Officers as a group (other than our PEO), as determined in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the Named Executive Officers (other than our PEO) for the applicable year. The amounts shown for 2022 have been adjusted to take into account the special retention grant of 75,000 restricted stock units made to Mr. Heath R. Byrd on February 9, 2022 that was inadvertently omitted from the Summary Compensation Table in last year’s Proxy Statement. The following table sets forth the adjustments made to average total compensation shown in the Summary Compensation Table (SCT) for the applicable year to arrive at average “compensation actually paid” (CAP) to our Named Executive Officers (other than our PEO) for each year:

Year	Average SCT Total for Non-PEO NEOs	Average Deduction for Grant Date Fair Value Shown in “Stock Awards” Column in SCT	Average Deduction for Grant Date Fair Value of Option Awards Shown in “Option Awards” Column in SCT	Average Deduction for Change in Actuarial Present Value Shown in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	Average Increase for Service Cost for Pension Plans	Average Increase for Fair Value at Year End of Unvested Equity Awards Granted During Year	Average Change in Fair Value From Previous Year End to Indicated Year End of Prior Years’ Unvested Equity Awards	Average Change in Fair Value From Previous Year End to Vesting Date of Prior Years’ Equity Awards That Vested During Year	Deduction of Fair Value as of Previous Year End of Prior Awards Forfeited During Year	Average Total CAP
2023	$4,911,579	$(2,053,408)	$—	$(377,454)	$—	$1,998,997	$2,871,321	$137,763	$(85,656)	$7,403,142
2022	$5,506,943	$(3,424,466)	$—	$—	$73,540	$3,392,108	$(16,939)	$(555,407)	$—	$4,975,779
2021	$3,913,980	$(1,784,357)	$—	$(47,102)	$354,874	$1,984,626	$3,762,492	$693,458	$—	$8,877,971
2020	$3,402,631	$—	$(1,110,773)	$(370,581)	$368,060	$3,526,769	$2,464,005	$(1,762,040)	$—	$6,518,071

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Total Shareholder Return (TSR)
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Total Shareholder Return for our four most recently completed fiscal years 2020, 2021, 2022 and 2023 and also shows a comparison for the same period of our Total Shareholder Return to Peer Group Total Shareholder Return for the same period (based on the peer group reflected in the “Pay Versus Performance Table”):

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Net Income for our four most recently completed fiscal years 2020, 2021, 2022 and 2023:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted EPS
The graph below compares the compensation actually paid (CAP) to our Principal Executive Officer (PEO) and the average CAP to the other Named Executive Officers to our Adjusted EPS for our four most recently completed fiscal years 2020, 2021, 2022 and 2023:

Total Shareholder Return Vs Peer Group	The table below compares the Company’s cumulative total shareholder return for 2023, 2022, 2021 and 2020 with that of both the peer group considered in 2022 and 2023 and the prior peer group considered in 2021 and 2020:

	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (Weighted Average by Market Value)
	2023	2022	2021	2020
Sonic Automotive, Inc.	$194.21	$166.46	$163.32	$126.19
2022 and 2023 Peer Group	$147.04	$89.86	$199.97	$168.68
Prior Peer Group	$279.63	$191.03	$208.28	$146.69

Tabular List, Table

Most Important Performance Measures
Adjusted EPS
Customer Satisfaction Index (CSI)
Stock Price

Total Shareholder Return Amount	$ 194.21	166.46	163.32	126.19
Peer Group Total Shareholder Return Amount	147.04	89.86	199.97	168.68
Net Income (Loss)	$ 178,200,000	$ 88,500,000	$ 348,900,000	$ (51,400,000)
Company Selected Measure Amount | $ / shares	6.49	8.92	8.05	3.76
PEO Name	David Bruton Smith
Additional 402(v) Disclosure	The dollar amount shown is the amount of total compensation reported for our PEO in the Summary Compensation Table for the applicable year.
(4)    The dollar amount shown is the average of the total compensation reported for our Named Executive Officers as a group (other than our PEO) in the Summary Compensation Table for the applicable year.
	(6) In accordance with SEC rules, this amount assumes $100 was invested in our Class A Common Stock on December 31, 2019. Historical stock price performance is not necessarily indicative of future stock price performance.
Peer Group Total Shareholder Return Amount, 2022	$ 147.04	$ 89.86	$ 199.97	$ 168.68
Prior Group Total Shareholder Return Amount, Prior Years	$ 279.63	$ 191.03	$ 208.28	$ 146.69
Fixed Income Tax Rate, Percentage	2600.00%	2500.00%	2625.00%	29.00%
Weighted Average Number of Shares Outstanding, Diluted | shares		43,500,000	44,000,000	44,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(8)    Adjusted EPS is the Company-selected performance measure that in our assessment represents the most important financial performance measure that Sonic used to link compensation actually paid to the Named Executive Officers for 2023 to Company performance. Adjusted EPS was used as a performance measure for determining 2023 annual incentive cash bonus awards for the Named Executive Officers and as a performance condition for our 2023 grants of performance-based restricted stock units to the Named Executive Officers. Adjusted EPS is specially defined for these purposes as (i) Sonic’s net income from continuing operations determined in accordance with GAAP, adjusted to fix the income tax rate on net income at 26% for 2023 (25% for 2022, 26.25% for 2021 and 29% for 2020) and to take into account the timing of the disposition of dealerships during the year such that the budget and actual performance of dealerships disposed of during the year are included in the calculation of Adjusted EPS performance objective levels and Adjusted EPS only for the period up to the date of such disposition, and excluding the effects of (A) any gain or loss recognized by Sonic on the disposition of dealerships (including asset or lease impairment charges related to a decision to sell a specific dealership), (B) asset write-downs and impairment charges, (C) debt restructuring charges and costs, (D) expense attributable to earn-out and similar transaction-related payments with respect to consummated acquisitions, (E) any assessed withdrawal liability or settlement against Sonic and/or any of Sonic’s subsidiaries with respect to any of Sonic’s dealership subsidiaries that participate in or have participated in the Automotive Industries Pension Plan (a multiemployer pension plan), (F) property loss and replacement expense attributable to acts of God or nature, which loss or expense would have been covered under Sonic’s property loss insurance policies but for an applicable deductible, (G) certain other designated items such as expenses attributable to the renovation and/or reconstruction of the Audi Houston Central dealership building (net of litigation or settlement recoveries in the related pending construction litigation), and (H) the cumulative effect of any changes in GAAP during the year, divided by (ii) a diluted weighted average share count for Sonic’s fiscal year ended December 31, 2023, determined in accordance with GAAP (with a pre-established diluted weighted average share count of 43,500,000 shares applied for 2022, and a pre-established diluted weighted average share count of 44,000,000 shares applied for each of 2021 and 2020). For more information about how we use Adjusted EPS to link compensation actually paid to Company performance, see “—Compensation Discussion and Analysis—Annual Cash Compensation—Performance-Based Cash Bonus for 2023” and “—Compensation Discussion and Analysis—Long-Term Equity Compensation—Named Executive Officer Annual Grants for 2023.”

Measure:: 2
Pay vs Performance Disclosure
Name	Customer Satisfaction Index (CSI)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,061,894)	$ (3,743,432)	$ (3,062,716)	$ 0
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,906,537)
PEO | Pension Adjustments, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,954,261	3,708,060	3,406,462	6,053,368
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,170	68,425	1,955,347	857,628
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,477	(440,229)	1,221,178	(584,188)
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,901)	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,053,408)	(3,424,466)	(1,784,357)	0
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,110,773)
Non-PEO NEO | Pension Adjustments, Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(377,454)	0	(47,102)	(370,581)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	73,540	354,874	368,060
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,998,997	3,392,108	1,984,626	3,526,769
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,871,321	(16,939)	3,762,492	2,464,005
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,763	(555,407)	693,458	(1,762,040)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,656)	$ 0	$ 0	$ 0